Supplementary Information	12 Months Ended
Dec. 31, 2012
Supplementary Information

Note 15 — Supplementary Information

At December 31, 2012, accrued liabilities included $1.6 million of deferred mobilization fees, $9.7 million of accrued interest expense, $2.3 million of worker’s compensation liabilities and $26.0 million of accrued payroll and payroll taxes. Other long-term obligations included $2.5 million of workers’ compensation liabilities as of December 31, 2012.

At December 31, 2011, accrued liabilities included $2.2 million of deferred mobilization fees, $8.1 million of accrued interest expense, $3.0 million of worker’s compensation liabilities and $26.8 million of accrued payroll and payroll taxes. Other long-term obligations included $3.6 million of workers’ compensation liabilities as of December 31, 2011.